As filed with the Securities and Exchange Commission on December 30, 2010
1933 Act File No. 333-28697
1940 Act File No. 811-08243

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☑
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 109	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☑
Amendment No. 110	☑
(Check appropriate box or boxes.)
Direxion Funds
33 Whitehall Street, 10th Floor
New York, New York 10004
Registrant’s Telephone Number, including Area Code: (646) 572-3390
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)
Copy to:

Adam R. Henkel	Francine J. Rosenberger, Esq.
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan	1601 K Street, NW
Milwaukee, WI 53202	Washington, D.C. 20006-1600
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DIREXION FUNDS
CONTENTS OF REGISTRATION STATEMENT
This registration document is comprised of the following:
Cover Sheet
Contents of Registration Statement
Parts A and B — Direxion Funds Prospectuses and Statements of Additional Information filed as part of Post-Effective Amendment Number 108 to the Registrant’s Registration Statement on Form N-1A (Form Type 485BPOS, Accession No. 0000950123-10-117301, File Nos. 333-28697 and 811-08243) (“PEA 108”). The Prospectuses and Statements of Additional Information included in PEA 108 are hereby incorporated by reference as part of this Post-Effective Amendment Number 109 to the Registrant’s Registration Statement on Form N-1A. These Prospectuses and Statements of Additional Information are for the: (1) Service Class of the HCM Freedom Fund; (2) Service Class of the Spectrum Select Alternative Fund, Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund; and (3) Investor Class of the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Market Leaders Fund, Evolution Alternative Investment Fund.
Part C of Form N-1A
Signature Page
Exhibit
The purpose of this filing is to file the Opinion and Consent of Counsel to the Direxion Funds’ PEA 108 to its Registration Statement, as filed with the Securities and Exchange Commission on December 29, 2010, Accession No. 0000950123-10-117301.

DIREXION FUNDS
PART C
OTHER INFORMATION
Item 28. Exhibits

(a)	(i)	Declaration of Trust dated June 3, 1997 is herein incorporated by reference from the Direxion Funds’ (the Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on June 6, 1997.

	(ii)	Amendment to the Declaration of Trust dated April 5, 2006 is herein incorporated by reference from the Post-Effective Amendment No. 65 to the Trust’s Registration Statement filed on Form N-1A with the SEC on May 1, 2006.

(b)		By-Laws dated June 3, 1997 are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the SEC on June 6, 1997.

(c)		Instrument Defining Rights of Security Holders – None.

(d)	(i)(A)	Form of Investment Advisory Agreement between the Trust and Rafferty Asset Management, LLC (“RAM”) is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed with the SEC on September 18, 1997.

	(i)(B)	Amendment to Schedule A of the Investment Advisory Agreement is herein incorporated by reference from Post-Effective Amendment No. 99 to the Trust’s Registration Statement filed with the SEC on December 23, 2009.

	(ii)(A)	Form of Subadvisory Agreement between Flexible Plan Investments, Ltd. and RAM is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement filed with the SEC on January 12, 2004.

	(ii)(B)	Amendment to Schedule A of the Subadvisory Agreement dated January 23, 2006 between Flexible Plan Investments, Ltd. and RAM is herein incorporated by reference from Post-Effective Amendment No. 62 to the Trust’s Registration Statement filed with the SEC on January 20, 2006.

	(iii)(A)	Form of Subadvisory Agreement between Hundredfold Advisors and RAM is herein incorporated by reference from Post-Effective Amendment No. 32 to the Trust’s Registration Statement filed with the SEC on September 1, 2004.

	(iv)(A)	Form of Subadvisory Agreement between Horizon Capital Management Inc. and RAM is herein incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement filed with the SEC on September 2, 2004.

	(v)(A)	Form of Subadvisory Agreement between Wilshire Associates, Inc. and RAM is herein incorporated by reference from Post-Effective Amendment No. 90 to the Trust’s Registration Statement filed with the SEC on February 27, 2009.

	(vi)(A)	Form of Subadvisory Agreement between IPOX® Capital Management LLC and RAM is herein incorporated by reference from Post-Effective Amendment No. 101 to the Trust’s Registration Statement filed with the SEC on December 30, 2009.

(e)	(i)(A)	Amended and Restated Distribution Agreement between the Trust and Rafferty Capital Markets, Inc. (“RCM”) is herein incorporated by reference from Post-Effective Amendment No. 92 to the Trust’s Registration Statement filed with the SEC on April 30, 2009.

	(i)(B)	Amendment to Schedule A and Schedule B of the Amendment and Restated Distribution Agreement between the Trust and RCM is herein incorporated by reference from Post-Effective Amendment No. 99 to the Trust’s Registration Statement filed with the SEC on December 23, 2009.

	(ii)	Form of Dealer Agreement is herein incorporated by reference from Post-Effective Amendment No. 5 to the Trust’s Registration Statement filed with the SEC on November 17, 1999.

(f)		Bonus or Profit Sharing Contracts – None.

(g)	(i)(A)	Custody Agreement dated November 2, 2007 is herein incorporated by reference from Post-Effective Amendment No. 85 to the Trust’s Registration Statement filed with the SEC on December 24, 2008.

	(i)(B)	Amendment to Exhibit C to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 99 to the Trust’s Registration Statement filed with the SEC on December 23, 2009.

(h)	(i)(A)	Transfer Agent Servicing Agreement dated February 24, 2010 is herein incorporated by reference from Post-Effective Amendment No. 104 to the Trust’s Registration Statement filed with the SEC on August 30, 2010.

	(ii)(A)	Fund Accounting Servicing Agreement dated February 24, 2010 is herein incorporated by reference from Post-Effective Amendment No. 104 to the Trust’s Registration Statement filed with the SEC on August 30, 2010.

	(iii)(A)	Fund Administration Servicing Agreement dated February 24, 2010 is herein incorporated by reference from Post-Effective Amendment No. 104 to the Trust’s Registration Statement filed with the SEC on August 30, 2010.

	(iv)(A)	Fulfillment Servicing Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed with the SEC September 18, 1997.

	(iv)(B)	Amendment to Exhibit A of the Fulfillment Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 65 to the Trust’s Registration Statement filed with the SEC on May 1, 2006.

	(v)(A)	Form of Operating Services Agreement is herein incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s Registration Statement filed with the SEC on July 2, 2009.

	(v)(B)	Amendment to Schedule A of the Operating Services Agreement is herein incorporated by reference from Post-Effective Amendment No. 102 to the Trust’s Registration Statement filed with the SEC on February 26, 2010.

(i)		Opinion and consent of counsel — filed herewith.

(j)	(i)	Consent of Independent Registered Public Accounting Firm is herein incorporated by reference from Post-Effective Amendment No. 108 to the Trust’s Registration Statement filed with the SEC on December 29, 2010.

	(ii)(A)	Power of Attorney dated August 22, 2002 is herein incorporated by reference from Post-Effective Amendment No. 50 to the Trust’s Registration Statement filed with the SEC on June 28, 2005.

	(ii)(B)	Power of Attorney dated April 4, 2007 is herein incorporated by reference from Post-Effective Amendment No. 71 to the Trust’s Registration Statement filed with the SEC on June 8, 2007.

(k)		Omitted Financial Statements – None.

(l)		Letter of Investment Intent dated September 2, 1997 filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on September 18, 1997.

(m)	(i)(A)	Investor Class Plan pursuant to Rule 12b-1 dated November 10, 2006 is herein incorporated by reference from Post-Effective Amendment No. 67 to the Trust’s Registration Statement filed with the SEC on December 22, 2006.

	(i)(B)	Amendment to Schedule A of the Investor Class Plan pursuant to Rule 12b-1 is herein incorporated by reference from Post-Effective Amendment No. 99 to the Trust’s Registration Statement filed with the SEC on December 23, 2009.

	(ii)(A)	Service Class Plan pursuant to Rule 12b-1 is herein incorporated by reference from Post-Effective Amendment No. 102 to the Trust’s Registration Statement filed with the SEC on February 26, 2010.

	(ii)(B)	Class C Plan pursuant to Rule 12b-1 dated November 23, 2009 is herein incorporated by reference from Post-Effective Amendment No. 102 to the Trust’s Registration Statement filed with the SEC on February 26, 2010.

	(iii)(A)	Investor Class, Institutional Class, Service Class, and Class C Shareholder Service is herein incorporated by reference from Post-Effective Amendment No. 102 to the Trust’s Registration Statement filed with the SEC on February 26, 2010.

(n)	(i)(A)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 is herein incorporated by reference from Post-Effective Amendment No. 90 to the Trust’s Registration Statement filed with the SEC on February 27, 2009.

(o)		Reserved.

(p)	(i)(A)	Code of Ethics of Rafferty Capital Markets, LLC is herein incorporated by reference from Post-Effective Amendment No. 20 to the Trust’s Registration Statement filed with the SEC on December 31, 2003.

	(ii)	Code of Ethics of Flexible Plan Investments, Ltd. is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement filed with the SEC on January 12, 2004.

	(iii)	Code of Ethics of Hundredfold Investors, LLC dated June 15, 2004 is herein incorporated by reference from Post-Effective Amendment No. 32 to the Trust’s Registration Statement filed with the SEC on September 1, 2004.

(iv)	Code of Ethics of Horizon Capital Management, Inc. dated August 15, 2004 is herein incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement filed with the SEC on September 2, 2004.

(v)	Code of Ethics of the Direxion (formerly, Potomac) Funds, Direxion (formerly, Potomac) Insurance Trust and Rafferty Asset Management, LLC dated November 9, 2004 is herein incorporated by reference from Post-Effective Amendment No. 37 to the Trust’s Registration Statement filed with the SEC on December 1, 2004.

(vi)	Code of Ethics of Wilshire Associates, Inc. is herein incorporated by reference from Post-Effective Amendment No. 90 to the Trust’s Registration Statement filed with the SEC on February 27, 2009.

(vii)	Code of Ethics of IPOX® Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 99 to the Trust’s Registration Statement filed with the SEC on December 23, 2009.
Item 29. Persons Controlled by or Under Common Control with Registrant
     None.
Item 30. Indemnification
     Article XI, Section 2 of the Trust’s Declaration of Trust provides that:
(a)	Subject to the exceptions and limitations contained in paragraph (b) below:
(i)	every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

(ii)	the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b)	No indemnification shall be provided hereunder to a Covered Person:
(i)	who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)	in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or

(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.
(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.
(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:
(i)	such Covered Person shall have provided appropriate security for such undertaking,

(ii)	the Trust is insured against losses arising out of any such advance payments, or

(iii)	either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.
     According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.
Item 31. Business and Other Connections of Investment Adviser
     Rafferty Asset Management, LLC (the “Adviser”), 33 Whitehall Street, 10th Floor, New York, New York 10004, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the SEC (Registration Number 801-54679).
     Flexible Plan Investments, Ltd. (“Flexible Plan”), 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the SEC (Registration Number 801-21073).
     Hundredfold Advisors (“Hundredfold”), 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452, offers investment advisory services. Information as to the officers and directors of Hundredfold is included in its current Form ADV filed with the SEC (Registration Number 801-63226).
     Horizon Capital Management, Inc. (“HCM”), 141 Ridgeway Drive, Suite 203, Lafayette, LA 70503, offers investment advisory services. Information as to the officers and directors of HCM is included in its current Form ADV filed with the SEC (Registration Number 801-26038).

     Wilshire Associates, Inc. (“Wilshire”) 1299 Ocean Avenue Suite 700, Santa Monica, CA 90401, offers investment advisory services. Information as to the officers and directors of Wilshire is included in its current Form ADV filed with the SEC (Registration Number 801-36233).
     IPOX® Capital (“IPOX”) 41 West Jackson Boulevard, Suite 1340A, Chicago, Illinois, 60604-2991, offers investment advisory services. Information as to the officers and directors of IPOX is included in its current Form ADV filed with the SE (Registration Number 801-70729).
Item 32. Principal Underwriter
(a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, NY 11530, serves as principal underwriter for the Direxion Funds, Aegis Funds, Aviemore Funds, Chou American Mutual Funds, Conestoga Fund, Embarcadero Fund, Leuthold Funds, Marketocracy Funds, Satuit Funds and Sparrow Funds.
(b) The director and officers of Rafferty Capital Markets, LLC are:

	Positions and Offices with	Position and Offices
Name	Underwriter	with Registrant
Thomas A. Mulrooney	President	None

Lawrence C. Rafferty	Director	Chairman of the Board of Trustees

Stephen P. Sprague	Chief Financial Officer	Treasurer and Controller
The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.
Item 33. Location of Accounts and Records
     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, (the “1940 Act”) are maintained in the physical possession of the Trust’s investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.
Item 34. Management Services
     Not applicable.
Item 35. Undertakings
     Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 109 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 109 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on December 30, 2010.

DIREXION FUNDS
By:	/s/ Daniel D. O’Neill
Daniel D. O’Neill
President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 109 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty* Lawrence C. Rafferty	Chairman of the Board	December 30, 2010

/s/ Daniel J. Byrne* Daniel J. Byrne	Trustee	December 30, 2010

/s/ Gerald E. Shanley III* Gerald E. Shanley III	Trustee	December 30, 2010

/s/ John Weisser* John Weisser	Trustee	December 30, 2010

/s/ Patrick J. Rudnick Patrick J. Rudnick	Principal Financial Officer and Treasurer	December 30, 2010

/s/ Daniel D. O’Neill Daniel D. O’Neill	President and Principal Executive Officer	December 30, 2010

*By:	/s/ Daniel D. O’Neill Daniel D. O’Neill, President and Attorney-In Fact

INDEX TO EXHIBITS

Exhibit
Number	Description

(i)	Opinion and Consent of Counsel